Income Taxes (Changes In Unrecognized Tax Benefits Balance For Federal State And Foreign Tax) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Balance at beginning of year	$ 7,648	$ 6,516
Increases for tax positions related to the current year	336	1,438
Increases for tax positions related to prior years	2,615	200
Decreases for tax positions related to prior years	(394)	(461)
Lapse of statute of limitations	(52)	(28)
Settlements	(664)	(23)
Current year acquisitions	872	0
Increase Resulting from Foreign Currency Translation		6
Decrease resulting from foreign currency effects	(3)
Balance at end of year	10,358	7,648
Accrued interest and penalties	2,588	1,333
Gross unrecognized income tax benefits	12,946	8,981
Less: Deferred federal and state income tax benefits	(811)	(388)
Less: Tax attributable to timing items included above	(3,430)	(2,368)
Less: UTBs included above that relate to acquired entities that would impact goodwill if recognized	(918)	0
Total UTB that, if recognized, would impact the effective income tax rate as of the end of the year	$ 7,787	$ 6,225